OTHER BORROWINGS (Tables) (Film financing agreement)	12 Months Ended
Dec. 31, 2012
Film financing agreement
OTHER BORROWINGS
Schedule of changes in the balances of other borrowings

	2011	2012
Beginning balance as of January 1	1,445,150	1,831,658
Received from investors	1,572,723	6,150,156
Accrued interest	122,660	553,800
Payments of principal made during the year	(1,231,034)	—
Payments of interest made during the year	(123,103)	—
Exchange difference	45,262	135,436

Ending balances as of December 31	1,831,658	8,671,050